Prepayments, Other Receivables and Other Current Assets (Tables)	12 Months Ended
Sep. 30, 2025
Prepayments, Other Receivables and Other Current Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Current Assets

Prepayments, other receivables and other current assets consisted of the following as of September 30, 2025, and 2024:

	2025	2024
Deposits and prepayments	$105,845	$77,538
Advance to suppliers	3,281,246	460,657
	$3,387,091	$538,195